Summary of Significant Accounting Policies - Schedule of Net Reveues (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Gross billing revenue	$ 15,551,345	$ 11,133,825
Less: estimated contractual and other adjustments	(8,562,809)	(5,604,724)
Net billing revenue	$ 6,988,536	$ 5,529,101